Eaton Vance

Atlanta Capital Select Equity Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.8%

Security	Shares	Value
Banks — 4.9%
U.S. Bancorp	454,521	$23,816,900

		$23,816,900

Beverages — 2.9%
Diageo PLC ADR	82,596	$14,232,943

		$14,232,943

Chemicals — 2.8%
Sherwin-Williams Co. (The)	29,988	$13,743,201

		$13,743,201

Containers & Packaging — 8.3%
Ball Corp.	581,177	$40,676,578

		$40,676,578

Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	67,495	$13,799,353

		$13,799,353

Food Products — 2.0%
Nestle SA ADR	93,274	$9,644,532

		$9,644,532

Health Care Equipment & Supplies — 14.5%
Cooper Cos., Inc. (The)	29,323	$9,878,625
Danaher Corp.	80,462	11,499,629
DENTSPLY SIRONA, Inc.	211,275	12,330,009
STERIS PLC	102,091	15,199,308
Teleflex, Inc.	66,257	21,941,006

		$70,848,577

Health Care Providers & Services — 1.6%
Henry Schein, Inc.(1)	114,857	$8,028,504

		$8,028,504

Hotels, Restaurants & Leisure — 3.0%
Aramark	408,615	$14,734,657

		$14,734,657

Insurance — 7.3%
Markel Corp.(1)	6,632	$7,226,227
White Mountains Insurance Group, Ltd.	27,812	28,408,846

		$35,635,073

IT Services — 19.2%
Fidelity National Information Services, Inc.	97,873	$12,007,059
Fiserv, Inc.(1)	279,799	25,506,477
Global Payments, Inc.	140,477	22,494,582

Security	Shares	Value
Mastercard, Inc., Class A	45,679	$12,083,466
Visa, Inc., Class A	125,454	21,772,542

		$93,864,126

Life Sciences Tools & Services — 3.7%
Thermo Fisher Scientific, Inc.	62,345	$18,309,480

		$18,309,480

Machinery — 1.9%
Fortive Corp.	114,227	$9,311,785

		$9,311,785

Professional Services — 3.0%
Verisk Analytics, Inc.	98,370	$14,407,270

		$14,407,270

Software — 4.8%
ANSYS, Inc.(1)	66,535	$13,627,699
Check Point Software Technologies, Ltd.(1)	83,783	9,686,152

		$23,313,851

Specialty Retail — 12.1%
O’Reilly Automotive, Inc.(1)	33,578	$12,401,027
Ross Stores, Inc.	164,640	16,319,117
TJX Cos., Inc. (The)	580,519	30,697,844

		$59,417,988

Total Common Stocks (identified cost $295,170,733)		$463,784,818

Short-Term Investments — 5.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.40%(2)	24,394,231	$24,394,231

Total Short-Term Investments (identified cost $24,394,231)		$24,394,231

Total Investments — 99.8% (identified cost $319,564,964)		$488,179,049

Other Assets, Less Liabilities — 0.2%		$1,213,283

Net Assets — 100.0%		$489,392,332

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2019 was $332,573.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at June 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$463,784,818	*	$—	$—	$463,784,818
Short-Term Investments	—		24,394,231	—	24,394,231
Total Investments	$463,784,818		$24,394,231	$—	$488,179,049

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3